Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income taxes	€ 11.4	€ (2.3)	€ 243.1
Deferred taxes	73.9	(10.1)	12.7
Income taxes	€ 85.3	€ (12.4)	€ 255.8